SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Oct. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
Year One
Year Two	252,000	$ 100,000
Year Three
Year Four
Year Five
After Year Five
Year Six
Thereafter
Total	$ 252,000	$ 100,000